Deposit Deposits Denominated in Foreign Currency by Currency (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deposits, Foreign	$ 1,092,428	$ 1,035,361
Foreign currency denominated in Australian Dollars
Deposits, Foreign	257,792	236,074
Foreign currency denominated in Chinese Renminbi
Deposits, Foreign	119,852	99,382
Foreign currency denominated in Canadian Dollars
Deposits, Foreign	117,989	108,478
Foreign currency denominated in Norwegian Krone
Deposits, Foreign	115,368	104,029
Foreign currency denominated in Brazilian Real
Deposits, Foreign	98,544	99,600
Foreign currency denominated in Swiss Franc
Deposits, Foreign	94,077	88,286
Foreign currency denominated in Euro
Deposits, Foreign	62,883	89,631
Foreign currency denominated in New Zealand Dollar
Deposits, Foreign	59,185	65,782
Foreign currency denominated in Singapore Dollar
Deposits, Foreign	57,607	32,488
Foreign currency denominated in South African Rand
Deposits, Foreign	25,835	31,190
Foreign currency denominated in other currencies
Deposits, Foreign	$ 83,296	$ 80,421